SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2022 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 90.05%
Fannie Mae — 51.36%
$ 98,906	Pool #257892, 5.50%, 2/1/38	$101,796
65,588	Pool #257913, 5.50%, 1/1/38	67,504
47,717	Pool #258022, 5.50%, 5/1/34	48,725
43,270	Pool #258070, 5.00%, 6/1/34	43,451
35,197	Pool #258152, 5.50%, 8/1/34	35,930
51,284	Pool #258157, 5.00%, 8/1/34	51,499
50,747	Pool #258163, 5.50%, 8/1/34	51,804
33,493	Pool #258224, 5.50%, 12/1/34	34,191
73,458	Pool #258251, 5.50%, 1/1/35	74,988
87,164	Pool #258305, 5.00%, 3/1/35	87,656
51,845	Pool #258394, 5.00%, 5/1/35	52,137
65,668	Pool #258404, 5.00%, 6/1/35	66,038
38,687	Pool #258410, 5.00%, 4/1/35	38,906
63,149	Pool #258448, 5.00%, 8/1/35	63,505
82,381	Pool #258450, 5.50%, 8/1/35	84,416
157,463	Pool #258627, 5.50%, 2/1/36	161,353
35,640	Pool #258737, 5.50%, 12/1/35	36,656
676	Pool #259187, 6.50%, 4/1/31	706
21,691	Pool #259378, 6.00%, 12/1/31	22,487
21,676	Pool #259393, 6.00%, 1/1/32	22,472
32,755	Pool #259590, 5.50%, 11/1/32	33,393
82,801	Pool #259611, 5.50%, 11/1/32	84,413
14,879	Pool #259634, 5.50%, 12/1/32	15,168
104,966	Pool #259659, 5.50%, 2/1/33	107,009
25,480	Pool #259671, 5.50%, 2/1/33	25,976
61,542	Pool #259686, 5.50%, 3/1/33	62,758
227	Pool #259722, 5.00%, 5/1/33	227
70,408	Pool #259725, 5.00%, 5/1/33	70,638
47,506	Pool #259761, 5.00%, 6/1/33	47,661
76,453	Pool #259777, 5.00%, 7/1/33	76,702
38,834	Pool #259789, 5.00%, 7/1/33	38,961
21,471	Pool #259819, 5.00%, 8/1/33	21,541
39,745	Pool #259830, 5.00%, 8/1/33	39,874
26,319	Pool #259848, 5.00%, 9/1/33	26,405
56,527	Pool #259867, 5.50%, 10/1/33	57,645
38,345	Pool #259869, 5.50%, 10/1/33	39,104
39,188	Pool #259875, 5.50%, 10/1/33	39,962
29,129	Pool #259998, 5.00%, 3/1/34	29,251
243,446	Pool #469101, 3.75%, 2/1/27	236,359
260,079	Pool #470828, 3.53%, 3/1/32	243,596
58,932	Pool #557295, 7.00%, 12/1/29	59,523
10,001	Pool #576445, 6.00%, 1/1/31	10,276
25,184	Pool #579402, 6.50%, 4/1/31	26,308
25,832	Pool #583728, 6.50%, 6/1/31	26,985
12,005	Pool #590931, 6.50%, 7/1/31	12,541

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 12,278	Pool #590932, 6.50%, 7/1/31	$12,826
8,294	Pool #601865, 6.50%, 4/1/31	8,289
36,663	Pool #607611, 6.50%, 11/1/31	38,299
30,795	Pool #644437, 6.50%, 6/1/32	32,295
862,727	Pool #663159, 5.00%, 7/1/32	865,039
52,314	Pool #670278, 5.50%, 11/1/32	53,332
16,132	Pool #676702, 5.50%, 11/1/32	16,446
39,924	Pool #677591, 5.50%, 12/1/32	40,701
37,688	Pool #681883, 6.00%, 3/1/33	39,387
54,390	Pool #686542, 5.50%, 3/1/33	55,465
168,747	Pool #695961, 5.50%, 1/1/33	172,031
102,112	Pool #696407, 5.50%, 4/1/33	104,131
314,934	Pool #702478, 5.50%, 6/1/33	321,161
90,924	Pool #702479, 5.00%, 6/1/33	91,220
35,592	Pool #723066, 5.00%, 4/1/33	35,708
145,797	Pool #723067, 5.50%, 5/1/33	148,679
119,429	Pool #723070, 4.50%, 5/1/33	117,706
198,165	Pool #727311, 4.50%, 9/1/33	195,307
104,178	Pool #727312, 5.00%, 9/1/33	104,517
121,424	Pool #727315, 6.00%, 10/1/33	126,899
30,598	Pool #738589, 5.00%, 9/1/33	30,697
38,377	Pool #739269, 5.00%, 9/1/33	38,502
39,501	Pool #743595, 5.50%, 10/1/33	40,282
75,932	Pool #748041, 4.50%, 10/1/33	74,837
70,075	Pool #749891, 5.00%, 9/1/33	70,304
115,467	Pool #753533, 5.00%, 11/1/33	115,843
33,955	Pool #755679, 6.00%, 1/1/34	35,486
308,597	Pool #777621, 5.00%, 2/1/34	309,602
66,695	Pool #781741, 6.00%, 9/1/34	69,723
68,815	Pool #781959, 5.50%, 6/1/34	70,249
112,506	Pool #783893, 5.50%, 12/1/34	114,850
59,693	Pool #783929, 5.50%, 10/1/34	60,937
4,276	Pool #788329, 6.50%, 8/1/34	4,572
31,587	Pool #798725, 5.50%, 11/1/34	32,254
51,194	Pool #799548, 6.00%, 9/1/34	53,518
593,655	Pool #806754, 4.50%, 9/1/34	585,067
250,475	Pool #806757, 6.00%, 9/1/34	261,846
309,930	Pool #806761, 5.50%, 9/1/34	316,386
93,077	Pool #808205, 5.00%, 1/1/35	93,466
159,830	Pool #815009, 5.00%, 4/1/35	160,732
91,904	Pool #820336, 5.00%, 9/1/35	92,423
85,040	Pool #822008, 5.00%, 5/1/35	85,520
128,226	Pool #829276, 5.00%, 8/1/35	128,950
120,140	Pool #829649, 5.50%, 3/1/35	122,643
135,997	Pool #844361, 5.50%, 11/1/35	139,357
74,843	Pool #845245, 5.50%, 11/1/35	76,693
24,474	Pool #866969, 6.00%, 2/1/36	25,600
68,268	Pool #884693, 5.50%, 4/1/36	70,214

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 244,610	Pool #885724, 5.50%, 6/1/36	$251,584
61,854	Pool #919368, 5.50%, 4/1/37	63,662
242,899	Pool #922582, 6.00%, 12/1/36	254,234
86,732	Pool #934941, 5.00%, 8/1/39	87,667
261,929	Pool #934942, 5.00%, 9/1/39	264,751
52,277	Pool #943394, 5.50%, 6/1/37	53,805
176,338	Pool #948600, 6.00%, 8/1/37	184,814
65,569	Pool #952678, 6.50%, 8/1/37	70,167
92,236	Pool #986239, 6.00%, 7/1/38	96,739
109,610	Pool #986957, 5.50%, 7/1/38	112,839
38,311	Pool #990510, 5.50%, 8/1/38	39,439
145,825	Pool #990617, 5.50%, 9/1/38	150,121
152,178	Pool #AA0645, 4.50%, 3/1/39	150,701
116,316	Pool #AA2243, 4.50%, 5/1/39	115,188
77,697	Pool #AA3206, 4.00%, 4/1/39	75,323
281,225	Pool #AA3207, 4.50%, 3/1/39	278,495
203,444	Pool #AA7042, 4.50%, 6/1/39	201,470
247,836	Pool #AA7658, 4.00%, 6/1/39	239,990
34,304	Pool #AA7741, 4.50%, 6/1/24	33,913
652,605	Pool #AB7798, 3.00%, 1/1/43	591,106
842,130	Pool #AB9204, 3.00%, 4/1/43	762,629
76,131	Pool #AC1463, 5.00%, 8/1/39	76,951
246,252	Pool #AC2109, 4.50%, 7/1/39	243,862
18,304	Pool #AC4394, 5.00%, 9/1/39	18,501
236,751	Pool #AC4395, 5.00%, 9/1/39	239,302
88,745	Pool #AC5329, 5.00%, 10/1/39	89,702
184,334	Pool #AC6305, 5.00%, 11/1/39	186,320
127,021	Pool #AC6307, 5.00%, 12/1/39	128,389
272,268	Pool #AC6790, 5.00%, 12/1/39	275,201
388,274	Pool #AC7199, 5.00%, 12/1/39	392,458
269,605	Pool #AD1470, 5.00%, 2/1/40	272,626
560,427	Pool #AD1471, 4.50%, 2/1/40	554,988
533,210	Pool #AD1585, 4.50%, 2/1/40	528,036
319,559	Pool #AD1586, 5.00%, 1/1/40	323,002
214,388	Pool #AD1638, 4.50%, 2/1/40	212,267
130,667	Pool #AD1640, 4.50%, 3/1/40	129,375
683,309	Pool #AD1942, 4.50%, 1/1/40	676,678
134,365	Pool #AD1943, 5.00%, 1/1/40	135,813
148,466	Pool #AD1988, 4.50%, 2/1/40	147,025
170,491	Pool #AD2896, 5.00%, 3/1/40	172,402
79,907	Pool #AD4456, 4.50%, 4/1/40	79,116
393,825	Pool #AD4458, 4.50%, 4/1/40	389,929
173,520	Pool #AD4940, 4.50%, 6/1/40	171,803
75,100	Pool #AD4946, 4.50%, 6/1/40	74,357
109,151	Pool #AD5728, 5.00%, 4/1/40	110,375
111,771	Pool #AD7239, 4.50%, 7/1/40	110,665
48,446	Pool #AD7242, 4.50%, 7/1/40	47,967

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 83,772	Pool #AD7256, 4.50%, 7/1/40	$82,943
221,967	Pool #AD7271, 4.50%, 7/1/40	219,771
242,211	Pool #AD7272, 4.50%, 7/1/40	239,815
80,737	Pool #AD8960, 5.00%, 6/1/40	81,642
304,630	Pool #AD9614, 4.50%, 8/1/40	301,617
19,485	Pool #AE2011, 4.00%, 9/1/40	18,836
923,287	Pool #AE2012, 4.00%, 9/1/40	892,526
107,853	Pool #AE2023, 4.00%, 9/1/40	104,515
240,940	Pool #AE5432, 4.00%, 10/1/40	232,913
303,547	Pool #AE5435, 4.50%, 9/1/40	300,544
119,724	Pool #AE5806, 4.50%, 9/1/40	118,540
276,965	Pool #AE5861, 4.00%, 10/1/40	267,738
119,802	Pool #AE5862, 4.00%, 10/1/40	115,859
254,733	Pool #AE6850, 4.00%, 10/1/40	246,246
141,539	Pool #AE7699, 4.00%, 11/1/40	136,823
379,729	Pool #AE7703, 4.00%, 10/1/40	367,078
144,462	Pool #AE7707, 4.00%, 11/1/40	139,649
116,099	Pool #AH0300, 4.00%, 11/1/40	112,278
194,526	Pool #AH0301, 3.50%, 11/1/40	181,985
17,193	Pool #AH0302, 4.00%, 11/1/40	16,627
227,212	Pool #AH0306, 4.00%, 12/1/40	220,179
338,720	Pool #AH0508, 4.00%, 11/1/40	327,435
538,667	Pool #AH0537, 4.00%, 12/1/40	520,938
508,980	Pool #AH0914, 4.50%, 11/1/40	503,945
247,317	Pool #AH0917, 4.00%, 12/1/40	239,077
205,673	Pool #AH1077, 4.00%, 1/1/41	200,113
182,476	Pool #AH2973, 4.00%, 12/1/40	176,827
212,678	Pool #AH2980, 4.00%, 1/1/41	205,678
593,500	Pool #AH5656, 4.00%, 1/1/41	573,966
320,075	Pool #AH5658, 4.00%, 2/1/41	309,411
230,312	Pool #AH5662, 4.00%, 2/1/41	223,183
205,871	Pool #AH5882, 4.00%, 2/1/26	201,589
149,232	Pool #AH6764, 4.00%, 3/1/41	144,260
608,832	Pool #AH6768, 4.00%, 3/1/41	586,752
295,291	Pool #AH7281, 4.00%, 3/1/41	284,582
104,246	Pool #AH7526, 4.50%, 3/1/41	103,183
421,945	Pool #AH7537, 4.00%, 3/1/41	406,643
133,535	Pool #AH8878, 4.50%, 4/1/41	132,174
137,752	Pool #AH8885, 4.50%, 4/1/41	136,945
66,912	Pool #AH9050, 3.50%, 2/1/26	65,071
339,990	Pool #AI0114, 4.00%, 3/1/41	327,660
239,529	Pool #AI1846, 4.50%, 5/1/41	237,086
265,317	Pool #AI1847, 4.50%, 5/1/41	262,612
516,581	Pool #AI1848, 4.50%, 5/1/41	511,313
335,751	Pool #AI1849, 4.50%, 5/1/41	332,675
165,134	Pool #AJ0651, 4.00%, 8/1/41	159,145
550,642	Pool #AJ9133, 4.00%, 1/1/42	530,672
244,593	Pool #AK6715, 3.50%, 3/1/42	228,840

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 331,728	Pool #AK6716, 3.50%, 3/1/42	$310,363
314,509	Pool #AK6718, 3.50%, 2/1/42	294,253
216,685	Pool #AM6907, 3.68%, 10/1/32	203,784
454,864	Pool #AM9780, 3.31%, 3/1/31	419,266
350,000	Pool #AN0360, 3.95%, 12/1/45	311,599
378,776	Pool #AN1381, 2.56%, 8/1/26	354,535
880,547	Pool #AN2066, 2.75%, 7/1/26	830,182
226,594	Pool #AN2444, 2.43%, 8/1/26	211,013
896,421	Pool #AN2746, 2.30%, 9/1/26	830,612
445,589	Pool #AN3919, 2.82%, 12/1/26	419,044
807,521	Pool #AN5053, 3.34%, 4/1/27	771,945
198,021	Pool #AN6580, 3.36%, 9/1/29	185,734
907,992	Pool #AN7154, 3.21%, 10/1/32	825,349
2,000,000	Pool #AN8055, 3.05%, 1/1/30	1,836,511
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,315,592
193,528	Pool #AO2923, 3.50%, 5/1/42	181,476
560,945	Pool #AO8029, 3.50%, 7/1/42	524,817
132,004	Pool #AP7483, 3.50%, 9/1/42	123,523
151,597	Pool #AQ6710, 2.50%, 10/1/27	144,395
585,979	Pool #AQ7193, 3.50%, 7/1/43	547,956
158,830	Pool #AR6928, 3.00%, 3/1/43	144,423
678,198	Pool #AS1916, 4.00%, 3/1/44	652,253
138,264	Pool #AS1917, 4.00%, 3/1/44	133,711
410,687	Pool #AS2439, 4.00%, 5/1/44	397,163
767,066	Pool #AS3494, 4.00%, 10/1/44	737,721
182,388	Pool #AS3726, 4.00%, 11/1/44	172,767
186,010	Pool #AS3929, 4.00%, 12/1/44	176,198
473,657	Pool #AS4070, 4.00%, 12/1/44	455,537
145,553	Pool #AS4390, 3.50%, 2/1/45	136,141
167,757	Pool #AS4732, 3.50%, 4/1/45	156,419
655,495	Pool #AS4905, 3.50%, 4/1/45	607,090
943,285	Pool #AS5341, 3.50%, 7/1/45	873,628
553,351	Pool #AS5576, 4.00%, 8/1/45	531,698
412,344	Pool #AS5919, 3.50%, 9/1/45	385,908
212,287	Pool #AS6303, 4.00%, 11/1/45	203,980
232,934	Pool #AS6607, 4.00%, 1/1/46	223,819
588,719	Pool #AS6778, 3.50%, 3/1/46	548,598
265,325	Pool #AS6958, 3.50%, 4/1/46	247,693
727,845	Pool #AS7138, 3.50%, 5/1/46	673,086
378,518	Pool #AS7139, 3.50%, 5/1/46	350,040
688,959	Pool #AS7334, 3.00%, 6/1/46	618,358
828,528	Pool #AS7335, 3.00%, 5/1/46	743,626
328,503	Pool #AS7336, 3.00%, 6/1/46	294,840
1,450,554	Pool #AS7504, 3.00%, 7/1/46	1,301,911
446,294	Pool #AS7516, 3.00%, 7/1/46	400,561
367,513	Pool #AS7517, 3.00%, 6/1/46	332,281
120,752	Pool #AS7518, 3.00%, 7/1/46	109,640

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 150,910	Pool #AS7674, 3.00%, 8/1/46	$135,446
1,015,135	Pool #AS7676, 3.00%, 8/1/46	911,110
633,708	Pool #AS8077, 3.00%, 10/1/46	568,769
470,965	Pool #AS8289, 3.00%, 10/1/46	422,703
479,248	Pool #AS8441, 3.00%, 11/1/46	430,137
973,323	Pool #AS8633, 3.50%, 1/1/47	900,095
311,549	Pool #AS8776, 3.50%, 2/1/47	288,110
338,221	Pool #AS9381, 4.00%, 4/1/47	322,683
159,546	Pool #AS9549, 4.00%, 5/1/47	153,369
590,615	Pool #AS9550, 4.00%, 5/1/47	563,482
237,407	Pool #AS9729, 4.00%, 6/1/47	226,500
190,471	Pool #AS9825, 4.00%, 6/1/47	181,720
428,708	Pool #AT2688, 3.00%, 5/1/43	388,236
246,495	Pool #AT3963, 2.50%, 3/1/28	234,579
98,920	Pool #AT7873, 2.50%, 6/1/28	94,138
294,739	Pool #AU0971, 3.50%, 8/1/43	275,613
362,501	Pool #AU2165, 3.50%, 7/1/43	338,979
328,139	Pool #AU2188, 3.50%, 8/1/43	306,846
45,511	Pool #AU6054, 4.00%, 9/1/43	44,191
183,161	Pool #AU6718, 4.00%, 10/1/43	177,848
343,311	Pool #AU7003, 4.00%, 11/1/43	334,025
212,421	Pool #AU7005, 4.00%, 11/1/43	205,842
191,884	Pool #AV0679, 4.00%, 12/1/43	186,242
263,310	Pool #AV9282, 4.00%, 2/1/44	252,050
194,824	Pool #AW0993, 4.00%, 5/1/44	189,554
131,157	Pool #AW1565, 4.00%, 4/1/44	125,826
687,657	Pool #AW5046, 4.00%, 7/1/44	663,664
79,820	Pool #AW5047, 4.00%, 7/1/44	77,662
104,746	Pool #AW7040, 4.00%, 6/1/44	100,759
105,920	Pool #AW8629, 3.50%, 5/1/44	98,765
660,971	Pool #AX2884, 3.50%, 11/1/44	616,319
462,702	Pool #AX4860, 3.50%, 12/1/44	431,942
555,934	Pool #AY1389, 3.50%, 4/1/45	514,881
169,570	Pool #AY3435, 3.50%, 5/1/45	158,699
595,211	Pool #AY5571, 3.50%, 6/1/45	551,257
273,166	Pool #BC0802, 3.50%, 4/1/46	254,550
403,864	Pool #BC0804, 3.50%, 4/1/46	373,479
492,537	Pool #BC1135, 3.00%, 6/1/46	445,319
709,359	Pool #BD5021, 3.50%, 2/1/47	655,991
1,110,020	Pool #BD7140, 4.00%, 4/1/47	1,059,025
1,242,314	Pool #BE4232, 3.00%, 12/1/46	1,115,010
178,098	Pool #BE9743, 3.50%, 4/1/47	165,904
483,267	Pool #BH2665, 3.50%, 9/1/47	446,842
105,121	Pool #BH4659, 4.00%, 6/1/47	101,583
260,275	Pool #BJ0657, 4.00%, 2/1/48	248,102
366,350	Pool #BJ2670, 4.00%, 4/1/48	349,216
745,274	Pool #BJ5158, 4.00%, 4/1/48	710,418
302,846	Pool #BK7685, 4.00%, 10/1/48	288,682

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 423,315	Pool #BK7924, 4.00%, 11/1/48	$406,218
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,545,469
445,584	Pool #BL5454, 2.77%, 1/1/35	381,095
500,000	Pool #BL9633, 1.92%, 12/1/35	382,042
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,208,994
101,518	Pool #BO1263, 3.50%, 6/1/49	94,172
440,424	Pool #BO3599, 3.00%, 9/1/49	391,057
567,327	Pool #BO5263, 3.00%, 9/1/49	503,735
2,243,102	Pool #BO6771, 2.50%, 5/1/51	1,909,574
758,264	Pool #BP3417, 2.50%, 5/1/51	645,517
683,216	Pool #BP8731, 2.50%, 6/1/50	583,832
893,998	Pool #BP8741, 2.50%, 6/1/50	763,952
1,721,131	Pool #BQ4469, 2.00%, 2/1/51	1,408,722
493,349	Pool #BQ4493, 1.50%, 2/1/51	380,219
459,019	Pool #BQ5723, 2.00%, 10/1/50	375,428
1,445,269	Pool #BQ7523, 2.00%, 11/1/50	1,184,278
815,452	Pool #BQ7524, 2.50%, 10/1/50	695,820
4,598,347	Pool #BR0940, 2.00%, 4/1/51	3,758,226
859,249	Pool #BR1037, 2.50%, 5/1/51	731,053
2,049,694	Pool #BR1113, 2.00%, 11/1/50	1,678,919
853,784	Pool #BR1114, 1.50%, 11/1/50	658,004
325,987	Pool #BR1115, 2.50%, 12/1/50	278,061
1,267,455	Pool #BR2051, 2.50%, 6/1/51	1,078,356
2,753,393	Pool #BR2234, 2.50%, 8/1/51	2,339,822
1,027,868	Pool #BR3565, 2.00%, 1/1/51	841,615
793,514	Pool #BR3566, 2.50%, 12/1/50	676,608
221,416	Pool #BR7088, 2.00%, 3/1/51	181,032
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,577,654
4,314,266	Pool #BS0345, 1.61%, 1/1/36	3,262,503
2,545,000	Pool #BS0391, 1.63%, 1/1/33	1,993,723
3,700,000	Pool #BS0915, 1.62%, 3/1/31	2,989,252
1,000,000	Pool #BS1281, 1.59%, 3/1/31	800,962
690,000	Pool #BS1326, 1.19%, 3/1/26	622,376
1,927,654	Pool #BS1482, 1.61%, 3/1/31	1,583,142
700,000	Pool #BS1524, 2.01%, 3/1/33	564,737
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,250,403
1,991,991	Pool #BS1877, 2.97%, 5/1/51	1,557,461
987,395	Pool #BS4422, 2.59%, 3/1/32	856,326
1,000,000	Pool #BS5203, 2.41%, 4/1/32	848,032
669,000	Pool #BS6083, 4.38%, 7/1/32	662,106
400,000	Pool #BS6178, 3.41%, 7/1/29	375,931
1,380,000	Pool #BS6700, 4.09%, 9/1/32	1,331,853
1,809,374	Pool #BT6821, 2.50%, 10/1/51	1,535,773
1,304,844	Pool #BT8237, 4.00%, 6/1/52	1,223,086
246,254	Pool #BT8243, 4.00%, 6/1/52	230,824
2,026,288	Pool #BT9419, 2.50%, 11/1/51	1,718,864
1,423,897	Pool #BU1334, 2.50%, 2/1/52	1,205,711

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,822,317	Pool #BU1337, 3.00%, 2/1/52	$1,602,845
220,098	Pool #BV4205, 3.00%, 2/1/52	193,267
1,310,087	Pool #BV6760, 3.50%, 3/1/52	1,190,855
3,106,020	Pool #BV8876, 3.50%, 4/1/52	2,822,856
570,467	Pool #CA0114, 3.50%, 8/1/47	527,469
580,443	Pool #CA0334, 3.50%, 9/1/47	536,693
590,982	Pool #CA0534, 3.50%, 10/1/47	546,438
173,319	Pool #CA0536, 3.50%, 10/1/47	160,256
597,441	Pool #CA0551, 4.00%, 10/1/47	569,994
495,118	Pool #CA0565, 3.50%, 10/1/47	457,800
1,062,590	Pool #CA0742, 3.50%, 11/1/47	982,499
371,314	Pool #CA0743, 3.50%, 11/1/47	345,891
654,270	Pool #CA0825, 3.50%, 12/1/47	604,956
669,530	Pool #CA0981, 3.50%, 12/1/47	619,066
188,505	Pool #CA1070, 3.50%, 1/1/48	174,297
481,126	Pool #CA1115, 3.50%, 1/1/48	444,862
986,665	Pool #CA1130, 3.50%, 1/1/48	912,297
188,556	Pool #CA1131, 3.50%, 2/1/48	174,344
295,010	Pool #CA1132, 3.50%, 1/1/48	272,774
438,248	Pool #CA1144, 3.50%, 2/1/48	405,216
106,605	Pool #CA1152, 3.50%, 2/1/48	98,570
399,033	Pool #CA1160, 3.50%, 2/1/48	371,712
500,408	Pool #CA1161, 3.50%, 2/1/48	462,380
277,472	Pool #CA1338, 4.00%, 3/1/48	264,494
560,645	Pool #CA1339, 3.50%, 3/1/48	518,040
188,500	Pool #CA1418, 4.00%, 3/1/48	179,684
242,166	Pool #CA1420, 4.00%, 3/1/48	230,840
186,715	Pool #CA1468, 4.00%, 3/1/48	177,983
476,487	Pool #CA1469, 4.00%, 3/1/48	454,202
404,123	Pool #CA1471, 4.00%, 3/1/48	385,223
1,090,424	Pool #CA1507, 4.00%, 4/1/48	1,039,426
407,386	Pool #CA1610, 3.50%, 3/1/48	376,428
429,977	Pool #CA1611, 4.00%, 4/1/48	409,867
424,102	Pool #CA1612, 3.50%, 4/1/48	391,874
508,143	Pool #CA1613, 4.00%, 4/1/48	484,378
196,211	Pool #CA2381, 4.00%, 9/1/48	187,034
213,662	Pool #CA2440, 4.00%, 9/1/48	203,669
170,743	Pool #CA2441, 4.00%, 10/1/48	161,835
165,261	Pool #CA2442, 4.00%, 10/1/48	158,586
365,624	Pool #CA2443, 4.00%, 10/1/48	348,524
193,564	Pool #CA2468, 4.00%, 10/1/48	184,511
592,358	Pool #CA2594, 4.00%, 11/1/48	569,363
247,436	Pool #CA2913, 4.00%, 1/1/49	235,864
310,008	Pool #CA3042, 4.00%, 1/1/49	295,509
355,410	Pool #CA3043, 4.00%, 2/1/49	338,788
171,370	Pool #CA3045, 4.50%, 1/1/49	167,865
27,746	Pool #CA3132, 4.00%, 2/1/49	26,620
160,218	Pool #CA3557, 3.50%, 5/1/49	148,421

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 358,367	Pool #CA3628, 3.50%, 6/1/49	$329,260
197,303	Pool #CA3793, 3.50%, 6/1/49	181,277
139,845	Pool #CA3936, 3.50%, 7/1/49	128,487
426,386	Pool #CA4043, 3.00%, 8/1/49	378,592
501,918	Pool #CA4320, 3.00%, 9/1/49	445,658
322,127	Pool #CA5106, 3.00%, 1/1/50	286,020
425,020	Pool #CA5132, 3.00%, 2/1/50	377,379
970,990	Pool #CA5309, 3.00%, 3/1/50	862,463
543,138	Pool #CA5312, 3.00%, 3/1/50	482,432
490,363	Pool #CA6150, 2.50%, 6/1/50	419,184
1,171,149	Pool #CA6151, 2.50%, 6/1/50	1,001,149
287,422	Pool #CA6251, 3.00%, 6/1/50	255,130
1,471,339	Pool #CA6253, 2.00%, 7/1/50	1,207,467
1,502,447	Pool #CA6263, 2.50%, 7/1/50	1,283,892
841,714	Pool #CA6285, 2.50%, 7/1/50	719,273
1,724,360	Pool #CA6966, 2.00%, 9/1/50	1,410,610
2,302,993	Pool #CA6967, 2.00%, 9/1/50	1,888,542
1,382,276	Pool #CA6968, 2.00%, 9/1/50	1,130,769
1,078,685	Pool #CA6969, 2.00%, 9/1/50	884,563
1,298,492	Pool #CA6971, 2.50%, 9/1/50	1,108,397
1,404,417	Pool #CA6972, 2.50%, 8/1/50	1,199,251
1,004,461	Pool #CA6973, 2.50%, 9/1/50	857,723
1,127,688	Pool #CA7258, 2.50%, 9/1/50	962,599
1,185,115	Pool #CA7259, 2.50%, 9/1/50	1,011,619
1,641,774	Pool #CA7317, 2.00%, 10/1/50	1,342,795
1,815,340	Pool #CA7549, 2.00%, 10/1/50	1,484,754
1,721,982	Pool #CA7917, 2.00%, 11/1/50	1,414,546
899,026	Pool #CA8069, 1.50%, 12/1/50	692,871
1,092,402	Pool #CA8070, 2.00%, 12/1/50	894,794
3,758,811	Pool #CA8077, 2.00%, 12/1/50	3,078,868
3,699,766	Pool #CA8337, 1.50%, 12/1/50	2,851,377
4,750,391	Pool #CA8340, 2.00%, 12/1/50	3,891,078
648,411	Pool #CA8425, 1.50%, 12/1/50	499,724
1,053,873	Pool #CA8432, 2.00%, 12/1/50	862,907
2,318,887	Pool #CA8518, 2.00%, 1/1/51	1,898,696
1,375,407	Pool #CA8685, 1.50%, 1/1/51	1,060,014
4,006,398	Pool #CA8811, 2.00%, 1/1/51	3,279,181
4,752,812	Pool #CA9048, 2.00%, 2/1/51	3,890,110
288,147	Pool #CB0245, 2.50%, 4/1/51	245,302
805,528	Pool #CB0437, 2.50%, 5/1/51	685,754
633,789	Pool #CB0480, 2.50%, 5/1/51	539,230
148,592	Pool #CB0576, 2.50%, 5/1/51	126,423
267,126	Pool #CB0582, 2.50%, 5/1/51	227,272
1,969,278	Pool #CB0688, 2.50%, 6/1/51	1,670,621
432,871	Pool #CB0689, 2.50%, 6/1/51	368,289
1,050,140	Pool #CB0972, 2.50%, 6/1/51	892,934
489,562	Pool #CB1003, 2.50%, 7/1/51	416,275

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 309,330	Pool #CB1010, 2.50%, 7/1/51	$263,024
1,392,752	Pool #CB1060, 2.00%, 7/1/51	1,136,565
1,955,075	Pool #CB1311, 2.50%, 8/1/51	1,661,415
2,058,665	Pool #CB1444, 2.50%, 8/1/51	1,748,406
996,344	Pool #CB1515, 2.50%, 8/1/51	846,186
1,749,386	Pool #CB1532, 2.50%, 9/1/51	1,485,738
1,927,519	Pool #CB1809, 2.50%, 10/1/51	1,636,053
1,062,767	Pool #CB1956, 2.50%, 10/1/51	900,147
902,748	Pool #CB2029, 2.50%, 11/1/51	765,785
1,888,185	Pool #CB2205, 2.50%, 11/1/51	1,600,762
728,407	Pool #CB2268, 2.50%, 12/1/51	617,527
505,286	Pool #CB2467, 2.50%, 12/1/51	428,116
1,843,222	Pool #CB2515, 2.50%, 12/1/51	1,561,713
2,901,413	Pool #CB2761, 3.00%, 2/1/52	2,551,979
6,562,822	Pool #CB2797, 3.00%, 2/1/52	5,772,425
6,010,165	Pool #CB2938, 3.00%, 2/1/52	5,277,495
1,190,276	Pool #CB3052, 3.00%, 2/1/52	1,045,175
1,271,806	Pool #CB3249, 3.00%, 4/1/52	1,116,520
2,006,549	Pool #CB3281, 3.50%, 4/1/52	1,823,620
435,344	Pool #CB3413, 3.50%, 4/1/52	396,682
838,154	Pool #CB3489, 2.50%, 4/1/52	714,017
656,545	Pool #CB3490, 3.00%, 4/1/52	578,916
8,084,401	Pool #CB3764, 4.00%, 6/1/52	7,577,850
8,008,115	Pool #CB3797, 4.00%, 6/1/52	7,545,390
6,841,795	Pool #CB3931, 4.00%, 6/1/52	6,446,346
5,555,275	Pool #CB4056, 4.50%, 7/1/52	5,347,189
2,948,551	Pool #CB4208, 4.50%, 7/1/52	2,838,106
2,545,290	Pool #CB4272, 4.50%, 7/1/52	2,449,964
9,853,477	Pool #CB4314, 4.50%, 8/1/52	9,484,447
12,546,580	Pool #CB4463, 4.50%, 8/1/52	12,136,021
365,721	Pool #CB4473, 4.50%, 8/1/52	353,816
4,860,498	Pool #CB4539, 4.50%, 9/1/52	4,678,463
4,664,690	Pool #CB4595, 4.00%, 9/1/52	4,372,411
6,296,545	Pool #CB4767, 5.00%, 9/1/52	6,249,729
2,942,418	Pool #CB4966, 5.50%, 10/1/52	2,951,998
1,737,455	Pool #CB4967, 5.50%, 10/1/52	1,749,146
10,610,291	Pool #CB5037, 5.50%, 11/1/52	10,738,175
4,745,200	Pool #CB5048, 6.00%, 11/1/52	4,818,221
6,257,756	Pool #CB5166, 6.00%, 11/1/52	6,354,053
3,039,210	Pool #CB5199, 6.00%, 11/1/52	3,105,584
5,652,896	Pool #CB5202, 6.50%, 11/1/52	5,791,798
500,612	Pool #CB5220, 6.50%, 12/1/52	512,912
3,233,531	Pool #CB5343, 6.00%, 12/1/52	3,283,290
343,800	Pool #CB5344, 6.50%, 12/1/52	356,623
1,851,789	Pool #CB5385, 6.00%, 12/1/52	1,903,746
2,415,601	Pool #CB5392, 6.00%, 12/1/52	2,490,163
47,005	Pool #MC0013, 5.50%, 12/1/38	48,390
76,869	Pool #MC0014, 5.50%, 12/1/38	79,134

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 63,675	Pool #MC0016, 5.50%, 11/1/38	$65,551
60,941	Pool #MC0038, 4.50%, 3/1/39	60,350
41,827	Pool #MC0059, 4.00%, 4/1/39	40,599
74,308	Pool #MC0081, 4.00%, 5/1/39	72,038
39,820	Pool #MC0112, 4.50%, 6/1/39	39,434
79,755	Pool #MC0127, 4.50%, 7/1/39	78,981
342,727	Pool #MC0154, 4.50%, 8/1/39	339,401
80,114	Pool #MC0160, 4.50%, 8/1/39	79,336
184,875	Pool #MC0177, 4.50%, 9/1/39	183,081
109,628	Pool #MC0270, 4.50%, 3/1/40	107,376
247,612	Pool #MC0325, 4.50%, 7/1/40	245,162
139,379	Pool #MC0584, 4.00%, 1/1/42	134,516

		351,422,845

Freddie Mac — 34.31%
423,645	Pool #Q63813, 3.50%, 4/1/49	389,645
752,878	Pool #QB5148, 2.00%, 11/1/50	615,658
1,231,229	Pool #QB5731, 2.00%, 11/1/50	1,008,892
1,889,342	Pool #QB5732, 2.50%, 11/1/50	1,612,166
1,714,598	Pool #QB6982, 2.00%, 11/1/50	1,404,441
486,370	Pool #QB6992, 1.50%, 12/1/50	374,855
1,162,013	Pool #QC4676, 2.50%, 7/1/51	988,062
782,361	Pool #QC6090, 2.50%, 8/1/51	664,848
1,713,514	Pool #QC6108, 2.50%, 8/1/51	1,455,275
1,041,043	Pool #QC6643, 2.50%, 8/1/51	884,151
1,095,714	Pool #QC9175, 2.50%, 10/1/51	930,029
1,753,531	Pool #QD0152, 2.50%, 10/1/51	1,487,492
271,281	Pool #QD1762, 2.00%, 11/1/51	221,122
2,622,203	Pool #QD4183, 2.50%, 12/1/51	2,223,049
840,496	Pool #QD7419, 3.00%, 2/1/52	738,038
389,952	Pool #QE0994, 3.50%, 4/1/52	354,464
3,593,653	Pool #QE2342, 4.00%, 5/1/52	3,368,545
4,872,486	Pool #QE7866, 4.00%, 8/1/52	4,567,271
1,192,461	Pool #QE9025, 4.00%, 8/1/52	1,117,764
610,677	Pool #QE9026, 5.00%, 8/1/52	601,582
1,056,529	Pool #QE9027, 4.50%, 8/1/52	1,016,970
1,417,739	Pool #QF0539, 4.00%, 9/1/52	1,328,931
2,385,513	Pool #QF3474, 6.00%, 11/1/52	2,422,122
245,721	Pool #RA1234, 3.50%, 8/1/49	225,752
260,820	Pool #RA1382, 3.00%, 9/1/49	231,582
1,354,775	Pool #RA1383, 3.00%, 9/1/49	1,202,909
256,704	Pool #RA1470, 3.00%, 10/1/49	227,928
460,849	Pool #RA1713, 3.00%, 11/1/49	409,189
476,066	Pool #RA1714, 3.00%, 11/1/49	422,700
636,274	Pool #RA1716, 3.00%, 11/1/49	564,949
477,087	Pool #RA1724, 2.50%, 10/1/49	408,828
379,942	Pool #RA1979, 3.00%, 12/1/49	337,352
912,720	Pool #RA1987, 3.00%, 12/1/49	810,407

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,427,048	Pool #RA1988, 3.00%, 1/1/50	$1,267,081
776,033	Pool #RA2158, 3.00%, 2/1/50	689,434
745,220	Pool #RA2162, 3.00%, 2/1/50	662,059
740,856	Pool #RA2255, 3.00%, 3/1/50	658,182
1,093,131	Pool #RA2256, 3.00%, 3/1/50	971,146
736,722	Pool #RA2340, 3.00%, 3/1/50	654,367
297,713	Pool #RA2395, 2.50%, 4/1/50	254,683
442,556	Pool #RA3097, 2.50%, 7/1/50	378,317
1,385,867	Pool #RA3207, 2.50%, 7/1/50	1,183,842
2,879,024	Pool #RA3208, 2.50%, 7/1/50	2,459,335
831,592	Pool #RA3339, 2.00%, 8/1/50	681,938
1,348,166	Pool #RA3552, 2.00%, 9/1/50	1,105,548
1,159,387	Pool #RA3553, 2.50%, 8/1/50	990,018
3,471,236	Pool #RA3679, 2.00%, 9/1/50	2,845,471
1,674,726	Pool #RA3680, 2.50%, 9/1/50	1,430,074
791,636	Pool #RA3711, 2.00%, 9/1/50	648,926
600,124	Pool #RA3712, 2.50%, 9/1/50	512,269
494,809	Pool #RA3733, 2.00%, 10/1/50	405,609
723,459	Pool #RA3734, 2.50%, 10/1/50	617,548
814,610	Pool #RA3747, 2.00%, 9/1/50	668,011
1,702,352	Pool #RA3751, 2.00%, 10/1/50	1,395,466
2,545,164	Pool #RA3803, 1.50%, 12/1/50	1,961,611
397,203	Pool #RA3861, 1.50%, 10/1/50	306,133
1,592,980	Pool #RA3862, 2.00%, 10/1/50	1,305,811
1,632,288	Pool #RA3917, 1.50%, 10/1/50	1,258,038
3,519,341	Pool #RA3918, 2.00%, 10/1/50	2,883,812
814,436	Pool #RA3928, 1.50%, 11/1/50	627,703
203,018	Pool #RA3929, 2.00%, 10/1/50	166,568
569,507	Pool #RA4018, 2.00%, 1/1/51	466,134
664,089	Pool #RA4055, 2.00%, 11/1/50	543,961
712,860	Pool #RA4056, 1.50%, 11/1/50	549,416
7,142,569	Pool #RA4195, 2.00%, 12/1/50	5,850,533
5,042,831	Pool #RA4254, 2.00%, 12/1/50	4,129,057
846,814	Pool #RA4274, 1.50%, 12/1/50	652,657
1,079,716	Pool #RA4357, 2.00%, 1/1/51	884,068
1,539,780	Pool #RA4377, 2.00%, 2/1/51	1,260,290
2,239,179	Pool #RA4420, 2.00%, 1/1/51	1,832,739
3,172,679	Pool #RA4503, 2.00%, 2/1/51	2,596,797
878,395	Pool #RA4548, 2.00%, 2/1/51	718,955
2,226,398	Pool #RA4578, 2.00%, 2/1/51	1,820,274
350,338	Pool #RA4590, 2.00%, 2/1/51	286,432
282,604	Pool #RA4597, 2.00%, 2/1/51	231,308
249,812	Pool #RA4618, 2.00%, 2/1/51	204,468
928,811	Pool #RA4621, 2.00%, 2/1/51	759,384
1,380,832	Pool #RA4738, 2.00%, 3/1/51	1,128,950
3,969,337	Pool #RA4745, 2.00%, 3/1/51	3,245,278
1,411,611	Pool #RA4775, 2.00%, 3/1/51	1,154,115
1,213,642	Pool #RA4835, 2.50%, 3/1/51	1,033,799

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 2,270,883	Pool #RA4872, 2.50%, 4/1/51	$1,934,373
8,027,559	Pool #RA5020, 2.00%, 4/1/51	6,560,733
3,313,679	Pool #RA5021, 1.50%, 4/1/51	2,555,491
409,172	Pool #RA5043, 2.50%, 4/1/51	348,333
650,359	Pool #RA5045, 2.50%, 5/1/51	553,658
3,009,810	Pool #RA5068, 2.00%, 4/1/51	2,458,911
1,673,650	Pool #RA5173, 2.50%, 4/1/51	1,424,797
979,908	Pool #RA5195, 2.50%, 5/1/51	829,252
776,527	Pool #RA5197, 2.50%, 5/1/51	661,066
1,337,813	Pool #RA5217, 2.50%, 5/1/51	1,147,829
1,941,502	Pool #RA5234, 2.50%, 5/1/51	1,651,842
1,122,891	Pool #RA5237, 2.50%, 5/1/51	955,929
2,092,034	Pool #RA5350, 2.50%, 6/1/51	1,779,916
2,771,989	Pool #RA5379, 2.50%, 6/1/51	2,358,426
1,622,102	Pool #RA5387, 2.50%, 6/1/51	1,383,410
240,410	Pool #RA5404, 2.50%, 6/1/51	204,421
7,958,566	Pool #RA5427, 2.50%, 6/1/51	6,767,183
1,216,403	Pool #RA5509, 2.50%, 7/1/51	1,034,310
473,771	Pool #RA5525, 2.50%, 7/1/51	402,848
763,834	Pool #RA5541, 2.50%, 7/1/51	649,490
2,159,682	Pool #RA5621, 2.50%, 8/1/51	1,835,292
241,991	Pool #RA5686, 2.50%, 7/1/51	205,160
1,893,324	Pool #RA5701, 2.00%, 8/1/51	1,544,427
1,870,492	Pool #RA5719, 2.50%, 10/1/51	1,586,708
3,240,736	Pool #RA5726, 2.50%, 8/1/51	2,752,334
1,787,361	Pool #RA5796, 2.50%, 8/1/51	1,517,993
1,908,806	Pool #RA5873, 2.50%, 9/1/51	1,621,135
716,281	Pool #RA5874, 2.50%, 9/1/51	607,971
2,630,943	Pool #RA5948, 2.50%, 12/1/51	2,226,940
159,832	Pool #RA5951, 2.50%, 9/1/51	135,664
3,982,551	Pool #RA6030, 2.50%, 10/1/51	3,380,343
70,090	Pool #RA6108, 3.50%, 3/1/52	63,711
1,307,930	Pool #RA6117, 2.50%, 10/1/51	1,109,496
1,469,694	Pool #RA6276, 2.50%, 11/1/51	1,246,717
393,271	Pool #RA6305, 2.50%, 11/1/51	333,606
1,259,312	Pool #RA6317, 2.50%, 11/1/51	1,068,254
87,891	Pool #RA6389, 2.50%, 11/1/51	74,867
1,919,669	Pool #RA6516, 2.50%, 12/1/51	1,626,487
1,535,963	Pool #RA6687, 3.00%, 1/1/52	1,351,016
3,068,417	Pool #RA6743, 2.50%, 1/1/52	2,598,245
2,084,855	Pool #RA6760, 3.00%, 2/1/52	1,833,816
1,381,312	Pool #RA6782, 3.00%, 2/1/52	1,219,355
2,553,194	Pool #RA6801, 3.00%, 2/1/52	2,246,031
4,246,406	Pool #RA6858, 3.00%, 3/1/52	3,728,763
1,568,750	Pool #RA6930, 3.50%, 3/1/52	1,426,229
1,105,407	Pool #RA6978, 3.50%, 3/1/52	1,010,642
1,791,519	Pool #RA6983, 2.50%, 3/1/52	1,515,825

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 485,247	Pool #RA7098, 3.50%, 3/1/52	$441,087
172,901	Pool #RA7146, 3.50%, 4/1/52	157,139
2,131,627	Pool #RA7162, 3.50%, 4/1/52	1,937,306
212,617	Pool #RA7284, 3.50%, 4/1/52	193,736
111,329	Pool #RA7344, 4.00%, 4/1/52	104,836
6,413,683	Pool #RA7454, 4.00%, 6/1/52	6,011,927
4,556,760	Pool #RA7469, 4.00%, 5/1/52	4,271,323
9,616,922	Pool #RA7503, 4.50%, 7/1/52	9,256,843
2,960,918	Pool #RA7714, 4.50%, 7/1/52	2,850,054
2,674,258	Pool #RA7872, 4.50%, 9/1/52	2,574,128
5,877,565	Pool #RA7897, 4.50%, 9/1/52	5,657,496
977,635	Pool #WA3211, 1.91%, 9/1/35	739,696
1,073,730	Pool #WA3305, 1.75%, 6/1/37	765,955
946,060	Pool #WA5002, 2.62%, 11/1/31	826,654
1,000,000	Pool #WN3049, 2.39%, 9/1/31	850,678
431,922	Pool #ZA4828, 4.00%, 3/1/47	412,071
66,818	Pool #ZA4891, 3.50%, 3/1/47	62,690
435,664	Pool #ZA4892, 4.00%, 5/1/47	415,641
471,048	Pool #ZA4893, 3.50%, 4/1/47	439,579
679,594	Pool #ZA4912, 3.50%, 5/1/47	628,362
622,623	Pool #ZA4913, 4.00%, 5/1/47	594,008
615,425	Pool #ZA5036, 3.50%, 9/1/47	569,030
929,223	Pool #ZA5070, 3.50%, 11/1/47	859,171
158,055	Pool #ZA5090, 3.50%, 11/1/47	147,232
687,509	Pool #ZA5174, 3.50%, 12/1/47	635,680
1,457,217	Pool #ZA5238, 3.50%, 2/1/48	1,347,362
415,897	Pool #ZA5245, 3.50%, 1/1/48	384,544
972,337	Pool #ZA5253, 3.50%, 1/1/48	899,035
408,611	Pool #ZA5254, 4.00%, 1/1/48	392,786
592,883	Pool #ZA5308, 4.00%, 1/1/48	565,635
767,820	Pool #ZA5575, 4.00%, 7/1/48	731,911
626,020	Pool #ZA5637, 4.50%, 8/1/48	612,924
523,135	Pool #ZA5645, 4.00%, 8/1/48	498,669
59,526	Pool #ZA6576, 3.50%, 4/1/49	55,296
90,138	Pool #ZI0238, 5.00%, 6/1/33	90,433
156,362	Pool #ZI0412, 5.00%, 8/1/33	156,873
63,927	Pool #ZI0543, 4.50%, 8/1/33	63,004
45,282	Pool #ZI0549, 5.00%, 8/1/33	45,430
33,348	Pool #ZI0807, 5.00%, 9/1/33	33,457
109,105	Pool #ZI1023, 5.50%, 11/1/33	111,257
85,607	Pool #ZI1353, 5.50%, 1/1/34	87,295
129,064	Pool #ZI1493, 5.50%, 1/1/34	131,609
102,229	Pool #ZI1524, 5.50%, 2/1/34	104,246
65,774	Pool #ZI1630, 5.50%, 3/1/34	67,142
148,397	Pool #ZI1689, 5.50%, 4/1/34	151,484
64,315	Pool #ZI1802, 5.50%, 4/1/34	65,653
130,785	Pool #ZI1991, 5.00%, 5/1/34	131,331
110,474	Pool #ZI2332, 5.00%, 6/1/34	110,936

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 46,046	Pool #ZI2888, 6.00%, 12/1/34	$48,145
139,406	Pool #ZI2939, 5.50%, 12/1/34	142,306
87,102	Pool #ZI3102, 5.00%, 1/1/35	87,466
79,596	Pool #ZI3254, 5.50%, 4/1/35	81,564
169,051	Pool #ZI3507, 5.00%, 9/1/35	170,005
97,331	Pool #ZI3713, 5.00%, 5/1/35	97,880
77,408	Pool #ZI4118, 5.50%, 1/1/36	79,323
138,185	Pool #ZI4120, 5.50%, 1/1/36	141,603
190,262	Pool #ZI4200, 5.50%, 2/1/36	194,968
81,315	Pool #ZI4201, 6.00%, 2/1/36	85,051
219,915	Pool #ZI4429, 5.00%, 6/1/35	221,156
56,143	Pool #ZI4521, 5.50%, 7/1/35	57,532
160,373	Pool #ZI4572, 5.50%, 8/1/35	164,339
65,171	Pool #ZI4605, 5.50%, 9/1/35	66,783
60,250	Pool #ZI4606, 5.50%, 9/1/35	61,740
39,247	Pool #ZI4704, 5.00%, 11/1/35	39,468
115,516	Pool #ZI4705, 5.00%, 11/1/35	116,167
48,726	Pool #ZI4706, 5.50%, 11/1/35	49,931
68,526	Pool #ZI4882, 6.00%, 5/1/36	71,719
207,066	Pool #ZI4979, 6.00%, 6/1/36	216,715
39,645	Pool #ZI5006, 6.00%, 6/1/36	41,493
167,743	Pool #ZI5912, 5.50%, 4/1/37	172,644
86,848	Pool #ZI6311, 5.50%, 6/1/37	89,386
91,707	Pool #ZI6583, 5.50%, 8/1/37	94,318
58,486	Pool #ZI6814, 6.00%, 10/1/37	61,302
52,542	Pool #ZI6976, 5.50%, 7/1/37	54,078
202,763	Pool #ZI9925, 5.00%, 4/1/40	205,032
67,655	Pool #ZJ0038, 4.50%, 5/1/40	66,986
214,159	Pool #ZJ0482, 4.50%, 9/1/40	212,042
222,511	Pool #ZJ0844, 4.00%, 12/1/40	215,185
120,889	Pool #ZJ1058, 4.00%, 12/1/40	116,908
89,137	Pool #ZJ1264, 4.00%, 1/1/41	86,552
235,509	Pool #ZJ1444, 4.00%, 3/1/41	228,216
100,043	Pool #ZJ1445, 4.50%, 3/1/41	99,025
49,130	Pool #ZJ5032, 6.50%, 5/1/31	51,327
30,031	Pool #ZJ5458, 6.50%, 11/1/31	31,374
27,516	Pool #ZJ5928, 6.50%, 3/1/32	28,853
75,657	Pool #ZJ6638, 6.00%, 11/1/32	78,981
61,497	Pool #ZJ6955, 5.50%, 3/1/33	62,710
44,314	Pool #ZJ6956, 5.50%, 3/1/33	45,188
61,805	Pool #ZK4661, 2.50%, 11/1/27	58,869
300,458	Pool #ZL2630, 3.50%, 12/1/41	281,100
326,480	Pool #ZL2708, 3.50%, 1/1/42	305,446
862,362	Pool #ZL5676, 3.00%, 4/1/43	780,946
397,465	Pool #ZL6090, 3.00%, 6/1/43	359,940
186,517	Pool #ZL6097, 3.00%, 6/1/43	168,907
555,608	Pool #ZL9372, 3.00%, 4/1/45	502,978

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 352,952	Pool #ZL9669, 3.50%, 6/1/45	$326,885
202,781	Pool #ZM1422, 3.50%, 7/1/46	187,533
217,856	Pool #ZM1423, 3.50%, 7/1/46	201,475
159,403	Pool #ZM1736, 3.00%, 9/1/46	144,120
885,336	Pool #ZM1738, 3.00%, 9/1/46	794,606
530,489	Pool #ZM8750, 4.00%, 9/1/48	505,680
287,764	Pool #ZN1022, 4.00%, 11/1/48	274,306
13,591	Pool #ZN5269, 6.50%, 10/1/31	14,199
42,472	Pool #ZN5316, 5.00%, 5/1/34	42,649
65,398	Pool #ZN5321, 5.50%, 5/1/34	66,758
40,006	Pool #ZN5322, 5.50%, 5/1/34	40,851
47,289	Pool #ZN5332, 5.00%, 11/1/34	47,487
636,667	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	595,845
366,714	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	348,447
814,984	Series 2018-SB53, Class A10F, 3.62%, 6/25/28(a)	776,075
286,869	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	273,184
489,980	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	452,574
1,324,813	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	1,267,866
636,019	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	609,569
1,431,398	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,177,960
995,190	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	838,417
791,596	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	690,706
2,967,451	Series Q014, Class A1, 1.56%, 1/25/36	2,334,781

		235,430,082

Ginnie Mae — 4.36%
72,156	Pool #409117, 5.50%, 6/20/38	74,537
188,798	Pool #442423, 4.00%, 9/20/41	184,026
115,777	Pool #616936, 5.50%, 1/15/36	121,073
710,911	Pool #618363, 4.00%, 9/20/41	692,942
353,135	Pool #664269, 5.85%, 6/15/38	353,135
21,419	Pool #675509, 5.50%, 6/15/38	21,678
141,774	Pool #697672, 5.50%, 12/15/38	146,036
62,024	Pool #697814, 5.00%, 2/15/39	62,782
312,216	Pool #697885, 4.50%, 3/15/39	310,580
96,010	Pool #698112, 4.50%, 5/15/39	95,507
447,656	Pool #698113, 4.50%, 5/15/39	445,310
714,589	Pool #713519, 6.00%, 7/15/39	757,942
164,808	Pool #716822, 4.50%, 4/15/39	163,944
58,924	Pool #716823, 4.50%, 4/15/39	58,616
222,852	Pool #720080, 4.50%, 6/15/39	221,684
249,600	Pool #724629, 5.00%, 7/20/40	254,153
322,772	Pool #726550, 5.00%, 9/15/39	328,347
145,705	Pool #729346, 4.50%, 7/15/41	144,969
216,268	Pool #738844, 3.50%, 10/15/41	202,869
143,892	Pool #738845, 3.50%, 10/15/41	134,977
208,802	Pool #738862, 4.00%, 10/15/41	202,843
177,894	Pool #747241, 5.00%, 9/20/40	181,139

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 543,513	Pool #748654, 3.50%, 9/15/40	$509,978
101,100	Pool #748846, 4.50%, 9/20/40	101,008
264,064	Pool #757016, 3.50%, 11/15/40	247,771
167,611	Pool #757017, 4.00%, 12/15/40	162,826
258,646	Pool #759297, 4.00%, 1/20/41	252,276
204,277	Pool #759298, 4.00%, 2/20/41	199,247
144,140	Pool #762877, 4.00%, 4/15/41	140,026
80,383	Pool #763564, 4.50%, 5/15/41	79,976
175,180	Pool #770481, 4.00%, 8/15/41	170,180
40,155	Pool #770482, 4.50%, 8/15/41	39,953
291,334	Pool #770517, 4.00%, 8/15/41	283,020
118,887	Pool #770529, 4.00%, 8/15/41	115,494
47,082	Pool #770537, 4.00%, 8/15/41	45,747
142,207	Pool #770738, 4.50%, 6/20/41	142,042
158,796	Pool #779592, 4.00%, 11/20/41	154,782
104,905	Pool #779593, 4.00%, 11/20/41	102,254
255,306	Pool #AA6312, 3.00%, 4/15/43	231,086
340,201	Pool #AA6424, 3.00%, 5/15/43	307,928
609,369	Pool #AB2733, 3.50%, 8/15/42	571,540
389,634	Pool #AB2745, 3.00%, 8/15/42	352,677
666,193	Pool #AB2841, 3.00%, 9/15/42	603,005
44,043	Pool #AB2843, 3.00%, 9/15/42	39,865
108,192	Pool #AB2852, 3.50%, 9/15/42	101,476
394,034	Pool #AE6946, 3.00%, 6/15/43	356,653
72,592	Pool #AG8915, 4.00%, 2/20/44	70,087
331,813	Pool #AK6446, 3.00%, 1/15/45	299,874
389,963	Pool #AK7036, 3.00%, 4/15/45	350,887
291,505	Pool #AO3594, 3.50%, 8/20/45	273,690
152,010	Pool #AP3887, 3.50%, 9/20/45	142,720
324,408	Pool #AR4919, 3.50%, 3/20/46	304,044
473,892	Pool #AR4970, 3.50%, 4/20/46	444,145
449,918	Pool #AS2921, 3.50%, 4/20/46	421,676
358,943	Pool #AS4332, 3.00%, 6/20/46	324,878
414,880	Pool #AS5511, 3.50%, 3/20/46	388,837
763,573	Pool #AX7237, 3.50%, 11/20/46	715,641
560,224	Pool #BO2104, 3.00%, 8/20/49	504,301
1,496,648	Pool #BR3787, 3.00%, 12/20/49	1,346,002
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	638,723
339,361	Series 2012-107, Class A, 1.15%, 1/16/45	318,908
909,541	Series 2012-115, Class A, 2.13%, 4/16/45	826,706
907,626	Series 2012-120, Class A, 1.90%, 2/16/53	820,287
393,088	Series 2012-131, Class A, 1.90%, 2/16/53	355,553
153,709	Series 2012-144, Class AD, 1.77%, 1/16/53	141,199
9,520	Series 2012-35, Class C, 3.25%, 11/16/52(a)	9,341
158,016	Series 2013-105, Class A, 1.71%, 2/16/37	155,169
89,037	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	81,399
199,725	Series 2013-29, Class AB, 1.77%, 10/16/45	188,531

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 426,460	Series 2013-63, Class AB, 1.38%, 3/16/45	$405,539
312,991	Series 2013-97, Class AC, 2.00%, 6/16/45	291,800
38,223	Series 2015-107, Class AB, 2.50%, 11/16/49	35,395
513,951	Series 2015-114, Class AD, 2.50%, 11/15/51	489,819
195,897	Series 2015-128, Class AD, 2.50%, 12/16/50	186,124
157,069	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	152,579
946,540	Series 2015-135, Class AC, 2.35%, 4/16/49	866,255
361,422	Series 2015-136, Class AC, 2.50%, 3/16/47	339,604
201,273	Series 2015-15, Class A, 2.00%, 11/16/48	185,317
397,634	Series 2015-154, Class AD, 2.50%, 5/16/54	360,689
338,959	Series 2015-171, Class DA, 2.37%, 3/16/46	311,838
297,777	Series 2015-22, Class A, 2.40%, 8/16/47	283,674
440,739	Series 2015-70, Class AB, 2.30%, 11/16/48	407,603
23,830	Series 2015-98, Class AB, 2.20%, 11/16/43	23,421
95,186	Series 2016-11, Class AD, 2.25%, 11/16/43	92,695
184,403	Series 2016-14, Class AB, 2.15%, 8/16/42	177,069
971,499	Series 2016-152, Class EA, 2.20%, 8/15/58	838,049
974,675	Series 2016-157, Class AC, 2.00%, 11/16/50	870,226
29,502	Series 2016-26, Class A, 2.25%, 12/16/55	29,221
3,499	Series 2016-28, Class AB, 2.40%, 11/16/55	3,499
17,346	Series 2016-36, Class AB, 2.30%, 6/16/56	17,131
282,091	Series 2016-39, Class AH, 2.50%, 9/16/44	268,123
109,734	Series 2016-50, Class A, 2.30%, 7/16/52	106,162
457,015	Series 2016-64, Class CA, 2.30%, 3/16/45	435,726
36,143	Series 2016-67, Class A, 2.30%, 7/16/56	35,829
179,991	Series 2016-94, Class AC, 2.20%, 8/16/57	158,495
131,561	Series 2016-96, Class BA, 1.95%, 3/16/43	127,070
505,256	Series 2017-127, Class AB, 2.50%, 2/16/59	440,158
846,271	Series 2017-135, Class AE, 2.60%, 10/16/58	740,875
301,517	Series 2017-140, Class A, 2.50%, 2/16/59	261,045
81,586	Series 2017-157, Class AH, 2.55%, 2/16/53	76,669
247,033	Series 2017-41, Class AC, 2.25%, 3/16/57	236,900
435,988	Series 2017-46, Class A, 2.50%, 11/16/57	377,147
282,297	Series 2017-71, Class AS, 2.70%, 4/16/57	264,773
179,523	Series 2017-9, Class AE, 2.40%, 9/16/50	167,639
421,887	Series 2018-2, Class AD, 2.40%, 3/16/59	389,212
222,043	Series 2018-26, Class AD, 2.50%, 3/16/52	211,292

		30,257,159

Small Business Administration — 0.02%
147,202	Pool #530222, (Prime Index + 0.635%), 6.89%, 7/25/32(b)	156,054

Total U.S. Government Agency Backed Mortgages (Cost $703,240,046)		617,266,140

U.S. Government Agency Obligations — 6.07%
Small Business Administration — 6.07%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(c)	635

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(c)	$11,161
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(c)	7,620
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(c)	18,740
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(c)	10,101
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(c)	6,084
315,703	3.36%, 7/8/24(a),(c)	333,647
318,875	(Prime Index - 2.600%), 3.65%, 9/25/41(b)	317,178
178,096	(Prime Index - 2.600%), 3.65%, 9/25/41(b)	177,056
271,275	(Prime Index - 2.600%), 3.65%, 7/25/42(b)	269,711
646,759	(Prime Index - 2.550%), 3.70%, 7/25/42(b)	643,484
207,713	(Prime Index - 2.525%), 3.73%, 11/25/41(b)	206,850
290,035	(Prime Index - 2.500%), 3.75%, 2/25/28(b)	289,762
281,559	3.85%, 9/16/34(a),(c)	284,752
58,709	4.33%, 12/15/30(c)	66,239
565,228	(Prime Index - 1.400%), 4.85%, 7/25/41(b)	575,200
1,240,591	(Prime Index - 0.675%), 5.58%, 9/25/43(b)	1,287,268
4,464,938	(Prime Index - 0.675%), 5.58%, 11/25/45(b)	4,662,640
2,905,212	(Prime Index - 0.675%), 5.58%, 1/25/46(b)	3,028,665
141,341	(Prime Index - 0.384%), 5.87%, 11/25/27(b)	142,941
1,102,472	(Prime Index - 0.363%), 5.89%, 12/25/45(b)	1,158,188
153,189	(Prime Index - 0.212%), 6.04%, 2/25/40(b)	157,782
109,083	6.08%, 12/19/29(a),(c)	95,941
340,222	(Prime Index - 0.086%), 6.16%, 7/25/29(b)	345,911
61,071	(Prime Index + 0.075%), 6.33%, 12/25/40(b)	63,541
233,495	(Prime Index + 0.101%), 6.35%, 6/25/29(b)	237,708
365,115	(Prime Index + 0.098%), 6.35%, 8/25/29(b)	372,022
597,070	(Prime Index + 0.119%), 6.37%, 1/25/46(b)	636,134
318,440	(Prime Index + 0.193%), 6.44%, 11/25/28(b)	323,361
138,502	6.58%, 4/8/29(b),(c)	158,382
82,658	(Prime Index + 0.325%), 6.58%, 10/25/30(b)	86,393
2,490,770	(Prime Index + 0.325%), 6.58%, 11/25/30(b)	2,603,541
1,307,135	(Prime Index + 0.325%), 6.58%, 6/25/31(b)	1,373,356
1,668,882	(Prime Index + 0.325%), 6.58%, 7/25/31(b)	1,753,260
598,159	(Prime Index + 0.325%), 6.58%, 2/25/45(b)	636,102
939,414	(Prime Index + 0.325%), 6.58%, 8/25/46(b)	1,009,615
62,888	(Prime Index + 0.355%), 6.61%, 2/25/26(b)	63,821
2,165,215	(Prime Index + 0.375%), 6.63%, 5/25/31(b)	2,269,499
289,479	(Prime Index + 0.375%), 6.63%, 10/25/31(b)	303,320
938,113	(Prime Index + 0.375%), 6.63%, 8/25/46(b)	1,006,009
2,424,997	(Prime Index + 0.542%), 6.79%, 12/25/45(b)	2,599,386
1,267,159	(Prime Index + 0.575%), 6.83%, 4/25/31(b)	1,331,098
838,247	(Prime Index + 0.674%), 6.92%, 11/25/30(b)	882,661
45,038	(Prime Index + 0.700%), 6.95%, 2/25/28(b)	46,262
425,883	(Prime Index + 0.752%), 7.00%, 5/25/29(b)	435,248
401,327	(Prime Index + 0.752%), 7.00%, 3/25/30(b)	412,127
165,608	(Prime Index + 0.757%), 7.01%, 3/25/29(b)	169,149
204,413	(Prime Index + 0.802%), 7.05%, 9/25/28(b)	208,367

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 237,823	(Prime Index + 0.822%), 7.07%, 2/25/28(b)	$244,863
428,791	(Prime Index + 0.818%), 7.07%, 6/25/29(b)	438,697
294,162	(Prime Index + 0.825%), 7.08%, 2/25/29(b)	300,461
307,598	7.08%, 7/25/30	304,905
1,738,886	(Prime Index + 0.825%), 7.08%, 9/25/31(b)	1,847,512
65,633	(Prime Index + 0.843%), 7.09%, 6/25/28(b)	66,782
124,069	(Prime Index + 0.858%), 7.11%, 3/25/31(b)	130,970
121,715	(Prime Index + 0.889%), 7.14%, 2/25/30(b)	125,073
228,308	(Prime Index + 0.886%), 7.14%, 8/25/30(b)	240,604
302,317	(Prime Index + 0.909%), 7.16%, 7/25/30(b)	311,848
931,808	(Prime Index + 0.925%), 7.18%, 12/25/30(b)	983,530
161,320	(Prime Index + 0.940%), 7.19%, 5/25/29(b)	167,407
69,447	(Prime Index + 0.946%), 7.20%, 7/25/29(b)	72,057
71,266	(Prime Index + 0.962%), 7.21%, 1/25/29(b)	72,812
174,598	(Prime Index + 0.966%), 7.22%, 7/25/29(b)	179,529
166,742	(Prime Index + 1.002%), 7.25%, 1/25/31(b)	176,212
41,136	(Prime Index + 1.013%), 7.26%, 11/25/28(b)	42,600
273,950	(Prime Index + 1.029%), 7.28%, 2/25/31(b)	289,696
135,455	(Prime Index + 1.052%), 7.30%, 9/25/29(b)	141,042
219,381	(Prime Index + 1.063%), 7.31%, 12/25/29(b)	230,396
145,380	(Prime Index + 1.069%), 7.32%, 6/25/30(b)	153,776
326,275	(Prime Index + 1.152%), 7.40%, 9/25/28(b)	333,463
30,093	(Prime Index + 1.200%), 7.45%, 11/25/26(b)	31,096
213,205	(Prime Index + 1.206%), 7.46%, 5/25/29(b)	218,823
99,117	(Prime Index + 1.225%), 7.48%, 6/25/29(b)	103,675
476,589	(Prime Index + 1.275%), 7.53%, 6/25/31(b)	509,279
83,976	(Prime Index + 1.290%), 7.54%, 10/25/31(b)	89,851
37,613	(Prime Index + 0.680%), 7.68%, 8/25/27(b)	38,124
207,210	(Prime Index + 1.575%), 7.83%, 7/25/30(b)	220,072
26,099	(Prime Index + 1.603%), 7.85%, 7/25/28(b)	26,859
90,152	(Prime Index + 2.325%), 8.58%, 10/25/30(b)	97,323
193,782	(Prime Index + 2.325%), 8.58%, 1/25/31(b)	210,418
63,697	9.08%, 9/25/29	65,892
83,197	9.88%, 6/7/29(c)	86,083

		41,629,648

Total U.S. Government Agency Obligations (Cost $43,196,576)		41,629,648

Municipal Bonds — 2.80%
California — 1.62%
6,375,000	California Health Facilities Financing Authority Revenue, 2.70%, 6/1/30, Callable 6/1/29 @ 100	5,418,442
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,667,515
830,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 1/30/23 @ 100	830,141

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 200,000	City & County of San Francisco GO, 1.95%, 6/15/27	$178,965
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,507,231
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,514,644

		11,116,938

Colorado — 0.02%
129,007	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	107,474

District of Columbia — 0.07%
556,742	District of Columbia Housing Finance Agency Series 2017 Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	518,563

Illinois — 0.08%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 1/30/23 @ 100	260,282
320,207	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	292,553

		552,835

Minnesota — 0.06%
466,047	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	431,294

Missouri — 0.10%
819,952	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	660,939

New York — 0.73%
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	192,401
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	38,039
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	261,926
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	276,334
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	171,933
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	471,607
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	136,510
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	210,636

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	$932,535
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	465,117
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	460,378
360,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 1/30/23 @ 100	360,253
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 1/30/23 @ 100	999,944

		4,977,613

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	90,424

Washington — 0.11%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	745,521

Total Municipal Bonds (Cost $21,798,468)		19,201,601

Corporate Bond — 0.03%
Consumer, Non-cyclical — 0.03%
210,000	Montefiore Medical Center, 2.15%, 10/20/26	191,271

Total Corporate Bond (Cost $210,000)		191,271

Shares

Investment Company — 0.82%
5,614,932	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	5,614,932

Total Investment Company (Cost $5,614,932)		5,614,932

Total Investments (Cost $774,060,022) — 99.77%		$683,903,592

Other assets in excess of liabilities — 0.23%		1,593,995

NET ASSETS — 100.00%		$685,497,587

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2022 (Unaudited)

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.

Financial futures contracts as of December 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	120	March 2023	$(360,362)	USD $	14,193,750	Barclays Capital Group
Five Year U.S. Treasury Note	100	March 2023	(15,917)	USD	10,792,969	Barclays Capital Group
Two Year U.S. Treasury Note	100	March 2023	20,807	USD	20,507,813	Barclays Capital Group

Total			$(355,472)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	50	March 2023	$81,251	USD $	6,715,625	Barclays Capital Group

Total			$81,251

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SONYMA - State of New York Mortgage Agency

USD - United States Dollar